Prepaid Expenses and Deposits - Schedule of Prepaid Expenses and Deposits (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental and utility deposits	$ 3,867	$ 493	$ 449,172
Outsourcing service deposits	0	0	222,900
Prepaid data service and storage	7,685	980	59,973
Prepaid insurance	81,475	10,390	540,694
Prepaid legal and professional fees	651,660	83,098	1,592,888
Prepaid marketing	0	0	2,453,518
Prepaid repair and maintenance	9,431	1,203	40,222
Prepaid rents	5,639	719	28,412
Prepaid outsourcing fee	0	0	886,419
Other receivables	6,261	798	366,483
Prepaid others	36,074	4,599	34,572
Total prepaid expenses, deposits and other current assets	802,092	102,280	6,675,253
Less: amount classified as prepaid expenses and deposits, non-current	(237,111)	(30,236)	(233,588)
Prepaid expenses, deposits and other current assets	$ 564,981	$ 72,044	$ 6,441,665